Consolidated Balance Sheet - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash & Cash Equivalents	$ 13,875	$ 30,320	$ 37,112
Prepaid Expenses	0	7,522
Total Current Assets		37,842	37,112
Non-Current Assets		0	0
TOTAL ASSETS	13,875	37,842	37,112
Current Liabilities
Accounts payable and accrued expenses	7,440	1,794	0
Due to related party	25,667	0	1,509
Total Liabilities	33,107	1,794	1,509
Stockholders' Equity
Common stock value	1,022	1,022	184
Additional Paid in Capital	43,026	43,026	37,790
Retained Earnings	(63,280)	(8,000)	(2,371)
Total Stockholders' Equity	(19,232)	36,048	35,603
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 13,875	$ 37,842	37,112
Working Capital			$ 35,603